Related Party Transactions - Additional Information (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Apr. 30, 2021
Related party transactions [abstract]
Accounts payable due to related parties	$ 1.3
Accrued liabilities related parties current		$ 1.2